Loans Receivable - Summary of Changes in Accretable Yields of Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Balance	$ 356,393	$ 470,811	$ 708,571
Acquisition		24,089	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	50,743	(59,658)	(178,864)
Accretion	(179,456)	(249,309)	(205,405)
Changes in expected cash flows not affecting nonaccretable differences	127,212	170,460
Balance	354,892	356,393	470,811
Acquired Impaired Loans [Member]
Loans Receivable [Line Items]
Balance	76,623	83,834	82,381
Acquisition		1,190	7,346
Net transfers from (to) nonaccretable difference to (from) accretable yield	7,849	(11,816)	37,687
Accretion	(16,273)	(30,417)	(43,580)
Changes in expected cash flows not affecting nonaccretable differences	10,150	33,832
Balance	78,349	76,623	83,834
Acquired Performing Loans [Member]
Loans Receivable [Line Items]
Balance	279,770	386,977	626,190
Acquisition		22,899	139,163
Net transfers from (to) nonaccretable difference to (from) accretable yield	42,894	(47,842)	(216,551)
Accretion	(163,183)	(218,892)	(161,825)
Changes in expected cash flows not affecting nonaccretable differences	117,062	136,628
Balance	$ 276,543	$ 279,770	$ 386,977